SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of the Company are prepared in accordance with generally accepted accounting principles in the Unites States of America (“GAAP”) as codified in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”).

Use of Estimates

Use of Estimates

The preparation of these financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities, at the date of and during the reported period of the financial statements. Actual results could differ from those estimates. The Company evaluates estimates and assumptions on an ongoing basis.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments with original maturities of three months or less. The Company maintains deposits in several financial institutions, which may at times exceed amounts covered by insurance provided by the U.S. Federal Deposit Insurance Corporation (“FDIC”). The Company has not experienced any losses related to amounts in excess of FDIC limits. As of December 31, 2024 and 2023, the Company had cash in excess of FDIC limits of $1,817,574 and $237,097, respectively.

Reclassifications

Reclassifications

Certain reclassifications within operating expenses have been made to the prior period’s financial statements to conform to the current period financial statement presentation. There is no impact in total to the results of operations and cash flows in all periods presented.

Revenue Recognition

Revenue Recognition

The Company records revenue in accordance with FASB ASC Topic 606, “Revenue from Contracts with Customers.” Revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. To achieve this core principle, the Company applies the following five-step approach: (1) identify the contract with the customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or as a performance obligation is satisfied.

The Company primarily recognizes revenue from: (i) patient care services related to medical evaluation and treatment and (ii) product retail sales, (iii) service affiliate agreements.

Patient Care Services

Revenue from patient care services, which relates to medical evaluation and treatment, is reported at the amount reflecting the consideration to which the Company expects to be entitled in exchange for providing these services. These amounts are due from patients, third-party payors (including Medicare, Medicaid, and commercial insurance payers), and others. The patient is considered the Company’s customer, and a signed patient treatment consent typically constitutes a written contract between the Company and the patient. Patient care services are considered discrete and are initiated and concluded at the patient’s discretion, which occurs each individual appointment. Generally, the Company satisfies its performance obligations at a point in time, specifically when it has the right to invoice the customer for the work completed, which usually occurs on an interaction basis for the work performed during any given billable interaction. The Company has determined that the underlying nature of the services provided remains consistent across different payor types. Consequently, the Company utilizes a portfolio approach to assess price concessions in its contracts with patients. The Company recognizes revenue for patient care services net of price concessions, which include contractual adjustments provided to third-party payors, discounts offered to uninsured patients in accordance with the Company’s policy, and/or implicit price concessions extended to patients. Implicit price concessions, representing differences between the amount the Company expects to receive from patients and standard billing rates, are accounted for as contractual adjustments or discounts, deducted from gross revenue to calculate net revenues. The Company bases its estimates of contractual adjustments and discounts on contractual agreements, its discount policies, and historical experience.

Product Retail Sales

Revenue from retail sales is recognized when control of the goods is transferred to the customer. This occurs when the customer can direct the use of, and obtain substantially all benefits from, the Company’s products, generally at the time of shipment or customer pickup. Revenue is recorded at the net sales price, which includes estimates of variable consideration such as product returns, rebates, discounts, and other adjustments. Taxes collected from customers relating to product sales and remitted to governmental authorities are excluded from revenues.

Service Affiliate Agreements

Revenue from service affiliate agreements is recognized when control of the promised goods or services is transferred to the customer, or when services are rendered to the customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and the collectability of consideration is probable. The Company recognizes revenue after the service price has been allocated and when it satisfies the performance obligation. Usually, there is only a single performance obligation in the sale and service, and therefore the entire transaction price is allocated to the single performance obligation. This typically occurs at a point in time when products and or services are rendered, delivered, or shipped. The transaction price for contracts is set per the contract language. The transaction price for services is set by the company for the various service options, less current discounts or coupons offered, where those discounts are set and approved by management from time to time.

Customer Deposits

Customer deposits include amounts collected from customers upon placing an order or scheduling services. Deposits are recognized as revenue when the Company fulfils its performance obligations. As of December 31, 2024 and 2023, customer deposits amounted to $2,275 and $3,425, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of trade receivables arising from credit sales to customers in the normal course of business. Accounts receivable are recorded at the time of sale, net of an allowance for current expected credit losses (“CECL”) in accordance with ASC Topic 326, “Financial Instruments – Credit Losses”, The Company estimates CECL based on historical bad debt experience, the aging of accounts receivable, the current creditworthiness of our customers, prevailing economic conditions, and reasonable and supportable forward-looking information. Accounts receivable balances are written off when they are determined to be uncollectible. As of December 31, 2024 and 2023, the Company estimated an allowance for CECL of $32,110 and $0, respectively.

Inventories

Inventories

Inventories consist of raw materials and finished goods acquired for resale and are stated at the lower of cost or net realizable value, with cost determined using the first-in, first-out (“FIFO”) method. Inventory costs include freight, handling fees, and other costs incurred to bring inventories to its present location and condition. Work in process inventories are immaterial to the financial statements.

The Company periodically reviews its inventories and records a provision for estimated losses related to excess, damaged, slow-moving, or obsolete inventories. The amount of the provision is equal to the difference between the cost of the inventories and its net realizable value based upon assumptions about product quality, damages, shrinkage, future demand, selling prices, and market conditions. As of December 31, 2024 and 2023, the estimated reserve for obsolescence amounted to $0 and $62,000, respectively.

Property and Equipment

Property and Equipment

Property and equipment is stated at historical cost less accumulated depreciation. Leasehold improvements are depreciated over the lesser of the base term of the lease or estimated life of the leasehold improvements. Maintenance and repairs of property and equipment are expensed as incurred.

Depreciation is calculated using the straight-line method over the estimated useful lives as follows:

Useful Life (Years)
Leasehold improvements	2-5
Furniture	7
Computer software and equipment	3
Medical equipment	5

Software Development Costs

Software Development Costs

The Company accounts for the costs of computer software developed or obtained for internal use under ASC Topic 350-40, “Internal-Use Software.” Costs are capitalized once the preliminary project stage is complete, funding is committed, and it is probable the software will be completed and used for its intended purpose. Capitalized costs primarily consist of direct and contracted labor and related expenses for developing internal systems and tools, and cloud-based solutions, including the Company’s Data Lake Enterprise Data Management (“EDM”) system. Capitalization ceases when the project is substantially complete and ready for its intended use, with amortization of capitalized costs beginning on a straight-line basis over the software’s estimated useful life. Costs such as overhead, general and administrative, training, and post-configuration maintenance are expensed as incurred. The Company capitalized internal-use software development costs of $388,338 and $0 during the years ended December 31, 2024 and 2023, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the carrying value of long-lived assets, such as property and equipment, capitalized software, and right-of-use (“ROU”) assets for impairment in accordance with ASC Topic 360, “Property, Plant, and Equipment,” whenever events or changes in circumstances indicate the carrying amount of the assets might not be recoverable. These events and circumstances may include significant decreases in the market price of an asset or asset group, significant changes in the extent or manner in which an asset or asset group is being used by the Company or in its physical condition, a significant change in legal factors or in the business climate, a history or forecast of future operating or cash flow losses, significant disposal activity, a significant decline in the Company’s share price, a significant decline in revenue or adverse changes in the economic environment.

If such facts indicate a potential impairment, the Company assesses the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, the Company will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value. During the years ended December 31, 2024 and 2023, there were no impairments of long-lived assets.

Leases

Leases

The Company accounts for leases in accordance with ASC Topic 842, “Leases.” The Company determines whether a contract is a lease at contract inception or for a modified contract at the modification date. Contracts containing a lease are further evaluated for classification as a ROU operating lease or a finance lease.

At inception or modification, the Company recognizes ROU assets and related lease liabilities on the balance sheet for all leases greater than one year in duration. Lease liabilities and their corresponding ROU assets are initially measured at the present value of the unpaid lease payments as of the lease commencement date. If the lease contains a renewal and/or termination option, the exercise of the option is included in the term of the lease if the Company is reasonably certain that a renewal or termination option will be exercised. As the Company’s leases do not provide an implicit rate, the Company uses an estimated incremental borrowing rate (“IBR”) based on the information available at the commencement date of the respective lease to determine the present value of future payments. The IBR is determined by estimating what it would cost the Company to borrow a collateralized amount equal to the total lease payments over the lease term based on the contractual terms of the lease and the location of the leased asset.

Operating lease payments are recognized as an expense on a straight-line basis over the lease term in equal amounts of rent expense attributed to each period during the term of the lease, regardless of when actual payments are made. This generally results in rent expense in excess of cash payments during the early years of a lease and rent expense less than cash payments in later years. The difference between rent expense recognized and actual rental payments is typically represented as the spread between the ROU asset and lease liability.

When calculating the present value of minimum lease payments, the Company accounts for leases as one single lease component if a lease has both lease and non-lease components. Variable lease and non-lease components are expensed as incurred. The Company does not recognize ROU assets and lease liabilities for short-term leases that have an initial lease term of 12 months or less.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is the amount the Company would receive to sell an asset, or pay to transfer a liability, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In the absence of such data, fair value is estimated using internal information consistent with what market participants would use in a hypothetical transaction.

According to ASC Topic 820, “Fair Value Measurement,” the fair value hierarchy is based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The Company uses appropriate valuation techniques based on available inputs to measure the fair value of its assets and liabilities. The fair value hierarchy is defined in the following three categories:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, inventories, prepaid expenses, accounts payable and accrued expenses, and customer deposits approximate fair value, given their short-term nature. The carrying value of lease obligations and notes payable also approximates fair value given these instruments bear prevailing market interest rates.

Long-lived assets are measured at fair value on a non-recurring basis if it is determined that impairment indicators are present.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method in accordance with ASC Topic 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are recorded with respect to temporary differences in the accounting treatment of items for financial reporting purposes and for income tax purposes. Where, based on the weight of available evidence, it is more likely than not that some amount of recorded deferred tax assets will not be realized, a valuation allowance is established for the amount that, in management’s judgment, is sufficient to reduce the deferred tax asset to an amount that is more likely than not to be realized. A tax position must meet a minimum probability threshold before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.

As of December 31, 2024 and 2023, the Company concluded a full valuation allowance was necessary against of its net deferred tax asset of $1,131,379. The Company had no recorded uncertain tax positions, interest or penalties in the accompanying financial statements. The Company regularly assesses its tax positions and adjusts recorded amounts as necessary to ensure compliance with applicable tax laws and regulations.

Treasury Stock

Treasury Stock

Treasury stock repurchased and held by the Company is recorded as a separate line item on the balance sheets and is carried at cost until retired or reissued. Legal, brokerage, and other costs to acquire shares are not included in the cost of treasury stock. When treasury stock is reissued or retired, any gains are recorded in additional paid-in capital. Losses upon reissuance or retirement first reduce additional paid-in capital to the extent of previously recognized net gains from the same class of stock, with any excess losses recognized to retained earnings.

Stock-Based Compensation

Stock-Based Compensation

Stock-based awards granted to qualified employees, non-employee directors and consultants are measured at fair value and recognized as an expense in accordance with ASC Topic 718, “Share-Based Payments.” For service-based awards, stock-based compensation is recognized on a straight-line basis over the requisite service period, which is generally the vesting period. The fair value of stock options is estimated using a Black-Scholes option valuation model. Restricted stock awards are valued based on the closing stock price on the date of grant (intrinsic value method). The Company has elected to recognize forfeitures as they occur.

Research and Development

Research and Development

In accordance with ASC Topic 730, “Research and Development,” the Company expenses research and development costs as incurred. These expenses include costs incurred during the EDM preliminary project stage and planning future data integrations. Research and development expenses for the years ended December 31, 2024 and 2023, were $377,731 and $2,500, respectively.

Embedded Derivative Liabilities

Embedded Derivative Liabilities

The Company evaluates the embedded features in accordance with ASC Topic 480, “Distinguishing Liabilities from Equity,” and ASC Topic 815, “Derivatives and Hedging Activities.” Certain conversion options and redemption features are required to be bifurcated from their host instrument and accounted for as free-standing derivative financial instruments should certain criteria be met. The Company applies significant judgment to identify and evaluate complex terms and conditions of all of its financial instruments, including notes payable, to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statement of operations each period.

Loss Per Share

Loss Per Share

Basic loss per share is calculated by dividing net loss by the weighted average number of shares of common stock outstanding during each period. Diluted loss per share is calculated by adjusting the weighted average number of shares of common stock outstanding for the dilutive effect, if any, of common stock equivalents. Common stock equivalents whose effect would be antidilutive are not included in diluted loss per share. The Company uses the treasury stock method to determine the dilutive effect, which assumes that all common stock equivalents have been exercised at the beginning of the period and that the funds obtained from those exercises were used to repurchase shares of common stock of the Company at the average closing market price during the period. As of December 31, 2024 and 2023, there were 2,862,745 and 3,000, potential common share equivalents from stock options and warrants, respectively, excluded from the diluted loss per share calculations as their effect is anti-dilutive.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures,” which updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. ASU 2023-07 also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of ASU 2023-07 did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2023, the FASB issued ASU 2023-05, “Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement,” which requires a newly-formed joint venture to apply a new basis of accounting to its contributed net assets, resulting in the joint venture initially measuring its contributed net assets at fair value on the formation date. ASU 2023-05 is effective for all joint venture formations with a formation date on or after January 1, 2025, with early adoption permitted. These amendments are to be applied prospectively, with retrospective application permitted for joint ventures formed before the effective date. The Company is currently evaluating the impact this standard will have on its financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which enhances the transparency and decision usefulness of income tax disclosures by requiring; (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. These amendments are to be applied prospectively, with retrospective application permitted. The Company is currently evaluating the impact this standard will have on its financial statements.

In November 2024, the FASB issued ASU 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization included in each relevant expense caption presented on the statement of operations. The standard also requires disclosure of qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively, as well as the total amount of selling expenses and an entity’s definition of selling expenses. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact this standard will have on its financial statements.

The Company currently believes there are no other issued and not yet effective accounting standards that are materially relevant to its financial statements.